Major Customers - Summary of Net Sales to Major Customer (Details) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Aug. 25, 2017	[1]	May 26, 2017	Feb. 24, 2017	[2]	Nov. 25, 2016	Aug. 26, 2016	May 27, 2016	Feb. 26, 2016	Nov. 27, 2015	Aug. 25, 2017		Aug. 26, 2016		Aug. 28, 2015
Concentration Risk [Line Items]
Net sales	$ 223,019		$ 206,974	$ 171,954		$ 159,344	$ 146,201	$ 149,609	$ 116,961	$ 121,652	$ 761,291	[3]	$ 534,423	[3]	$ 643,469	[3]
Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales											$ 345,584		$ 242,262		$ 359,448
Percentage of net sales											45.00%		45.00%		56.00%
Customer A | Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales											$ 146,478		$ 70,670		$ 69,773
Percentage of net sales											19.00%		13.00%		11.00%
Customer B | Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales											$ 116,821		$ 100,529		$ 101,127
Percentage of net sales											15.00%		19.00%		16.00%
Customer C | Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales											$ 82,285		$ 71,063
Percentage of net sales											11.00%		13.00%
Customer D | Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales															$ 95,962
Percentage of net sales															15.00%
Customer E | Net sales | Customer Concentration Risk
Concentration Risk [Line Items]
Net sales															$ 92,586
Percentage of net sales															14.00%

[1]	Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.
[2]	Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.
[3]	Includes sales to affiliates of $73,455, $38,817 and $96,996 in fiscal 2017, 2016 and 2015, respectively (see Note 3).